Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Warrants Disclosure [Abstract]
Warrants
Note 9 — Warrants
Each whole Warrant entitles the holder to purchase one Class A Ordinary Share at a price of $11.50 per share, subject to adjustment as discussed herein. In addition, if (x) the Company issues additional Class A Ordinary Shares or equity-linked securities for capital raising purposes in connection with the closing of the initial business combination at an issue price or effective issue price of less than $9.20 per Class A Ordinary Share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and in the case of any such issuance to the Sponsor or its affiliate, without taking into account any Founder Shares held by the Sponsor or such affiliate, as applicable, prior to such issuance (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial business combination on the date of the consummation of the initial business combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s Class A Ordinary Shares during the 10 trading day period starting on the trading day prior to the day on which the Company consummates its initial business combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the Market Value, the $18.00 per share redemption trigger prices described below under “Redemption of Warrants when the price per Class A Ordinary Share equals or exceeds $18.00” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price, and the $10.00 per share redemption trigger price described below under “Redemption of Warrants when the price per Class A Ordinary Share equals or exceeds $10.00” will be adjusted (to the nearest cent) to be equal to the higher of the Market Value and the Newly Issued Price.
The Warrants will become exercisable 30 days after the completion of its initial business combination and will expire five years after the completion of the Company’s initial business combination, or earlier upon redemption or liquidation.

The

Company has agreed that as soon as practicable, but in no event later than twenty (20) business days after the closing of the initial business combination, it will use its commercially reasonable efforts to file with the SEC a post-effective amendment to the registration statement, under the Securities Act, of the Class A Ordinary Shares issuable upon exercise of the Warrants. The Company will use its commercially reasonable efforts to cause the same to become effective and to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration or redemption of the Warrants in accordance with the provisions of the Warrant Agreement. If a registration statement covering the Class A Ordinary Shares issuable upon exercise of the Warrants is not effective by the sixtieth (60th) business day after the closing of the initial business combination, Warrant holders may, until such time as there is an effective registration statement and during any period when the Company will have failed to maintain an effective registration statement, exercise Warrants on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act or another exemption. Notwithstanding the above, if the Company’s Class A Ordinary Shares are at the time of any exercise of a Warrant not listed on a national securities exchange such that they satisfy the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their Warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elect, it will not be required to file or maintain in effect a registration statement, and in the event the Company does not so elect, it will use its commercially reasonable efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.

Redemption

of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Once the Warrants become exercisable, the Company may redeem the outstanding Warrants (except as described herein with respect to the Private Placement Warrants):

•	in whole and not in part;

•	at a price of $0.01 per Warrant;

•	upon not less than 30 days’ prior written notice of redemption to each Warrant holder (the “30 day redemption period”); and

•
if, and only if, the reported sale price of the ordinary shares equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a
30-trading
day period ending three business days before the Company sends to the notice of redemption to the Warrant holders.

In no event will the Company be required to net cash settle any Warrants.
Redemption of Warrants when the price per Class A Ordinary Share equals or exceeds $10.00
The Company may also redeem the outstanding Public Warrants once they become exercisable:

•	in whole and not in part;

•	at a price of $0.10 per Warrant;

•
upon a minimum of 30 days’ prior written notice of redemption;
 provided
 that holders will be able to exercise their Warrants on a cashless basis prior to redemption and receive that number of shares based on the redemption date and the “fair market value” of the Company’s Class A Ordinary Shares; and

•
if, and only if, the last reported sale price of the Class A Ordinary Shares equals or exceeds $10.00 per share (as adjusted) for any 20 trading days within a 30-trading day period
ending three trading days before the Company sends the notice of redemption to the Warrant holders.

If the Company is unable to complete the initial business combination within the combination period and the Company liquidates the funds held in the Trust Account, holders of Warrants will not receive any of such funds with respect to their Warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such Warrants. Accordingly, the Warrants may expire worthless.

Note 8—Warrants
Each whole Warrant entitles the holder to purchase one Class A Ordinary Share at a price of $11.50 per share, subject to adjustment as discussed herein. In addition, if (x) the Company issues additional Class A Ordinary Shares or equity-linked securities for capital raising purposes in connection with the closing of the initial business combination at an issue price or effective issue price of less than $9.20 per Class A Ordinary Share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and in the case of any such issuance to the Sponsor or its affiliate, without taking into account any Founder Shares held by the Sponsor or such affiliate, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial business combination on the date of the consummation of the initial business combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s Class A Ordinary Shares during the 10 trading day period starting on the trading day prior to the day on which the Company consummates its initial business combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the Warrants will be adjusted (to the nearest cent) to be equal to 115% of the Market Value, the $18.00 per share redemption trigger prices described below under “Redemption of Warrants when the price per Class A Ordinary Shares equals or exceeds $18.00” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price, and the $10.00 per share redemption trigger price described below under “Redemption of Warrants when the price per Class A Ordinary Share equals or exceeds $10.00” will be adjusted (to the nearest cent) to be equal to the higher of the Market Value and the Newly Issued Price.

The Warrants will become exercisable 30 days after the completion of its initial business combination and will expire five years after the completion of the Company’s initial business combination, or earlier upon redemption or liquidation.
The Company has agreed that as soon as practicable, but in no event later than twenty (20) business days after the closing of the initial business combination, it will use its commercially reasonable efforts to file with the SEC a post-effective amendment to the registration statement, under the Securities Act, of the Class A Ordinary Shares issuable upon exercise of the Warrants. The Company will use its commercially reasonable efforts to cause the same to become effective and to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration or redemption of the warrants in accordance with the provisions of the warrant agreement. If a registration statement covering the Class A Ordinary Shares issuable upon exercise of the Warrants is not effective by the sixtieth (60th) business day after the closing of the initial business combination, warrantholders may, until such time as there is an effective registration statement and during any period when the Company will have failed to maintain an effective registration statement, exercise Warrants on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act or another exemption. Notwithstanding the above, if the Company’s Class A Ordinary Shares are at the time of any exercise of a Warrant not listed on a national securities exchange such that they satisfy the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their Warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elect, it will not be required to file or maintain in effect a registration statement, and in the event the Company does not so elect, it will use its commercially reasonable efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Once the Warrants become exercisable, the Company may redeem the outstanding Warrants (except as described herein with respect to the Private Placement Warrants):

•	in whole and not in part;

•	at a price of $0.01 per Warrant;

•	upon not less than 30 days’ prior written notice of redemption to each warrantholder (the “30-day redemption period”); and

•
if, and only if, the reported sale price of the ordinary shares equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period
ending three business days before the Company sends to the notice of redemption to the warrantholders.

In no event will the Company be required to net cash settle any Warrants.
Redemption of Warrants when the price per Class
 A Ordinary Share equals or exceeds $10.00.
 The Company may also redeem the outstanding Public Warrants once they become exercisable:

•	in whole and not in part;

•	at a price of $0.10 per Warrant;

•
upon a minimum of 30 days’ prior written notice of redemption;
 provided
 that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares based on the redemption date and the “fair market value” of the Company’s Class A Ordinary Shares; and

•
if, and only if, the last reported sale price of the Class A Ordinary Shares equals or exceeds $10.00 per share (as adjusted) for any 20 trading days within a 30-trading day period
ending three trading days before the Company sends the notice of redemption to the warrantholders.

If the Company is unable to complete the initial business combination within the combination period and the Company liquidates the funds held in the Trust Account, holders of Warrants will not receive any of such funds with respect to their Warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such Warrants. Accordingly, the Warrants may expire worthless.